Consolidated Statement of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)
Yuchais subsidiary company [Member]
Statement [Line Items]
Cash consideration	¥ 2,000		$ 300
Gain on disposal associate	1,300	$ 200
Proceeds from sales of interests in associates	¥ 1,000	$ 100